Acquisitions	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions

Note 16 – Acquisitions

Terragenx

On November 17, 2021, the Company and NHL, a wholly owned subsidiary of the Company, entered into that certain Share Exchange Agreement (the “Terra SEA”), dated as of November 17, 2021, by and among the Company, NHL, Terragenx Inc. (“Terra”), TMS Inc. (“TMS”), Shawn Mullins, Claude Fournier, and The Coles Optimum Health and Vitality Trust (“COHV” and collectively with TMS, Mr. Mullins and Mr. Fournier, the “Terra Shareholders”). Collectively, the Terra Shareholders owned 91% of the outstanding shares of Terra (the “Terra Purchased Shares”).

Pursuant to the terms of the Terra SEA, NHL agreed to purchase from the Terra Shareholders, and the Terra Shareholders agreed to sell to NHL, the Terra Purchased Shares on the closing date, in exchange for payment by NHL of the purchase price (the “Purchase Price”) of CAD$500,000 (approximately $398,050) (the “Exchange”). The Purchase Price was to be paid with the issuance, by NHL to the Terra Shareholders, of certain non-voting NHL special shares exchangeable into restricted shares of the Company’s common stock (the “NHL Exchangeable Shares”). The total shares of Company common stock allotted in favor of the Terra Shareholders was calculated at a per share price of $3.35.

The Exchange closed on November 17, 2021. At the closing of the Exchange, (i) the Terra Shareholders transferred to NHL a total of 910 shares of Terra common stock, representing 91% of Terra’s outstanding shares, and (ii) a total of 100 NHL Exchangeable Shares were issued to the Terra Shareholders, which NHL Exchangeable Shares are exchangeable into a total of 118,821 restricted shares of the Company’s common stock. As a result of the Exchange, NHL has 91% ownership of Terra and full control of the Terra business.

In addition, the Company will issue 500,000 shares of the Company’s common stock to Terry Mullins as part of an employment agreement that is considered part of the purchase price. The price of the Company’s common stock on the closing date was $1.59; therefore the purchase price for accounting purposes was $983,925. The Company acquired Terragenx to complement several of the Company’s growth initiatives including (i) to build a health science related IP portfolio, and (ii) through either acquisition, internal development, or third-party licensing distribute effective, personalized health and wellness product solutions allowing for the customization of patient preventative care remedies and over-the-counter preventative and maintenance care solutions. This acquisition was considered an acquisition of a business under ASC 805. From the date of acquisition until May 31, 2022, Terragenx had revenues of $1,521,348 and a net loss of $115,427.

The business combination accounting is not yet complete and the amounts assigned to assets acquired and liabilities assumed are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date. A summary of the preliminary purchase price allocation at fair value is below.

Cash and cash equivalents	$29,291
Inventory	42,273
Prepaid expenses and other current assets	398
Property and equipment	66,759
Intangible assets	1,179,361
Accounts payable and accrued expenses	(189,080)
CEBA loan	(47,766)
Minority interest	(97,311)
Purchase price	$983,925

The purchase price was paid as follows:

Cash	$-
Common stock to be issued	983,925
$983,925

The purchase of Terragenx was not considered significant for accounting purposes; therefore, pro forma financial statements are not presented.

Mullins Asset Purchase Agreement

On November 17, 2021, the Company entered into that certain Asset Purchase Agreement (the “Mullins APA”), dated as of November 17, 2021, by and between the Company and Terence Mullins. Pursuant to the terms of the Mullins APA, Mr. Mullins agreed to sell, and the Company agreed to purchase, all of Mr. Mullins’ right, title and interest in and to certain assets (the “Mullins IP Assets”), in exchange for a purchase price of CAD$2,500,000 (approximately $1,990,250) which is to be paid as follows:

(a)	CAD$2,000,000 (approximately $1,592,200) is to be issued or allotted to Mr. Mullins only after patent-pending status, in the U.S. or internationally, is designated for all Mullins IP Assets (the “Mullins IP Assets CAD$2m Shares”), as either restricted shares of Company common stock or NHL Exchangeable Shares, as determined by Mr. Mullins. Once issued or allotted, the Mullins IP Assets CAD $2m Shares will be held in escrow pending registration and approval for all Mullins IP Assets, and

(b)	CAD$500,000 (approximately $398,050) is to be issued in the form of 118,821 restricted shares of Company common stock, free and clear of all liens, pledges, encumbrances, charges, or known claims of any kind, nature, or description, upon closing of the Mullins APA

All shares issued or allotted under the terms and conditions of the Mullins APA are calculated at a value of $3.35 per share. The price of the Company’s common stock on the closing date was $1.59; therefore the purchase price for assets acquired (Intellectual property) by the payment of item (a) above was $755,701 and item (b) above was $188,925. The purchase price for item (a) above has been recorded as a contingent liability at fair value in the accompanying unaudited condensed consolidated balance sheets since the conditions for payment have not been met as of May 31, 2022. The amounts assigned to assets acquired are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date.

In addition, the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales reported through the Company or any of its wholly owned subsidiaries for a period equal to the commercial validity of the intellectual property.

MiTelemed+

On October 8, 2021, the Company and NHL completed a Joint Venture Agreement (the “MiTelemed+ JV”) with EK-Tech Solutions Inc. (“EK-Tech”) to establish the joint venture company MiTelemed+ Inc., an Ontario province Canada corporation (“MiTelemed+”), to operate, support, and expand access and functionality of EK-Tech’s enhanced proprietary Telehealth platform. At closing, EK-Tech contributed all intellectual property, source code, and core data of the iTelemed platform, valued at CAD$1,500,000, and NHL issued to EK-Tech, non-voting NHL Exchangeable Special Shares, free and clear of all liens and encumbrances, which are issued solely for the purpose of EK-Tech to exchange, for 185,000 restricted shares of Company’s common stock solely upon EK-Tech meeting terms and conditions for exchange of the NHL Exchangeable Special Shares as defined in the MiTelemed+ JV. The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech. As of May 31, 2022, the terms and conditions for the exchange of the NHL Exchangeable Special Shares had not been met.

Share Exchange Agreement to Acquire 50.1% of 12858461 Canada Corp.

On March 1, 2022, the Company and NHL completed a Share Exchange Agreement (the “1285 SEA”) with 12858461 Canada Corp. (“1285”), a Canada federal corporation in the business of providing clinic-based physiotherapy and related ancillary services and products, and Prashant A. Jani, a Canadian citizen and sole shareholder of 1285 (the “1285 Shareholder”), to acquire 50.1% ownership of 1285 for a purchase price of $68,000 (the “1285 Purchase Price”) paid with the issuance, by NHL to the 1285 Shareholder, of certain non-voting NHL Exchangeable Special Shares which can only be utilized for the purpose of exchange into an allotment of 17,000 restricted shares of the Company’s common stock (the “Parent 1285 SEA Shares”) at the determination of the 1285 Shareholder. The number of Parent 1285 SEA Shares was calculated by dividing the 1285 Purchase Price by $4.00 per share.

This acquisition was considered an acquisition of a business under ASC 805. From the date of acquisition until May 31, 2022, 1285 had revenues of $54,414 and a net income of $15,999.

The business combination accounting is not yet complete and the amounts assigned to assets acquired and liabilities assumed are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date. A summary of the preliminary purchase price allocation at fair value is below.

Cash and cash equivalents	$7,629
Accounts receivable	2,754
Property and equipment	8,813
Goodwill	31,705
Minority interest	(25,401)
Purchase price	$25,500

The purchase price was paid as follows:

Cash	$-
Common stock to be issued	25,500
$25,500

The purchase of 1285 was not considered significant for accounting purposes; therefore, pro forma financial statements are not presented.

Asset Purchase Agreement with Poling Taddeo Hovius Physiotherapy Professional Corp., operating as Fairway Physiotherapy and Sports Injury Clinic

On March 1, 2022, the Company and NHL completed an Asset Purchase Agreement (the “PTHPC APA”) with Poling Taddeo Hovius Physiotherapy Professional Corp. (“PTHPC”), operating a clinic-based physiotherapy, rehabilitative, and related ancillary services and products business known as Fairway Physiotherapy and Sports Injury Clinic (“FAIR”), and Jason Taddeo, a Canadian citizen and the sole shareholder of PTHPC (the “PTHPC Shareholder”), Under the terms and conditions of the PTHPC APA, PTHPC agreed to sell, assign and transfer to NHL, free and clear of all encumbrances, other than permitted encumbrances, and NHL agreed to purchase from PTHPC all of PTHPC’s right, title and interest in and to all of its assets related to FAIR and the FAIR Business, with the exception of certain limited exclusions, and the rights, privileges, claims and properties of any kind whatsoever that are related thereto, whether owned or leased, real or personal, tangible or intangible, of every kind and description and wheresoever situated. Under the terms and conditions of the PTHPC APA, the purchase price is $627,000 (the “FAIR Purchase Price”) paid with the issuance, by NHL to the PTHPC Shareholder, of certain non-voting NHL Exchangeable Special Shares which can only be utilized for the purpose of exchange into an allotment of 156,750 restricted shares of the Company’s common stock (the “Parent PTHPC APA Shares”) at the determination of the PTHPC Shareholder. The number of Parent PTHPC APA Shares was calculated by dividing the FAIR Purchase Price by $4.00 per share.

This acquisition was considered an acquisition of a business under ASC 805. From the date of acquisition until May 31, 2022, PTHPC had revenues of $118,742 and a net loss of $17,619.

The business combination accounting is not yet complete and the amounts assigned to assets acquired and liabilities assumed are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date. A summary of the preliminary purchase price allocation at fair value is below.

Cash and cash equivalents	$18,383
Accounts receivable	44,289
Prepaid expenses and other current assets	11,292
Property and equipment	9,475
Goodwill	151,686
Purchase price	$235,125

The purchase price was paid as follows:

Cash	$-
Common stock to be issued	235,125
$235,125

The purchase of PTHPC was not considered significant for accounting purposes; therefore, pro forma financial statements are not presented.

Membership Interest Purchase Agreement with Clinical Consultants International LLC

On March 17, 2022, the Company entered into a Membership Interest Purchase Agreement (the “CCI Agreement”) by and among the Company, CCI, each of the members of CCI (the “CCI Members”), and Dr. Joseph Chalil as the representative of the CCI Members.

Pursuant to the terms of the CCI Agreement, the parties agreed to enter into a business combination transaction (the “CCI Acquisition”), pursuant to which, among other things, the CCI Members will sell and assign to the Company all of their membership interests of CCI, in exchange for a total of 800,000 restricted shares of the Company’s common stock (the “Exchange Shares”). The Exchange Shares will be apportioned among the Members pro rata based on their respective membership interest ownership percentage of CCI. Following the closing of the CCI Acquisition (the “Closing”), the Company will own 100% of the issued and outstanding membership interests of CCI, and the CCI Members or their designees will collectively own 800,000 restricted shares of the Company’s common stock. The restricted shares were issued on April 7, 2022.

This acquisition was considered an acquisition of a business under ASC 805. From the date of acquisition until May 31, 2022, CCI had revenues of $0 and a net loss of $717.

The business combination accounting is not yet complete and the amounts assigned to assets acquired and liabilities assumed are provisional. Therefore, this may result in future adjustments to the provisional amounts as information is obtained about facts and circumstances that existed at the acquisition date. A summary of the preliminary purchase price allocation at fair value is below.

Cash and cash equivalents	$2,186
Goodwill	1,701,814
Purchase price	$1,704,000

The purchase price was paid as follows:

Cash	$-
Common stock	1,704,000
$1,704,000

The purchase of CCI was not considered significant for accounting purposes; therefore, pro forma financial statements are not presented.

Note 15 – Acquisitions

Acquisition of Assets

On December 11, 2020, the Company entered into that certain Asset Purchase Agreement by and between the Company and 2794512 Ontario Inc. (the “Seller”) (the “2794512 APA”), pursuant to which the Company agreed to purchase, and Seller agreed to sell, generic primary and sub-primary drug formulations (known as bioequivalence) of name brand pharmaceutical reference products related to usage as injectables, ophthalmic, and topical applications. Pursuant to the terms of the 2794512 APA, the purchase price is $876,000. As consideration for payment of the 2794512 APA, the Company issued 240,000 restricted shares of common stock based on the 30-day trading average of $3.65. The shares were issued on December 15, 2020.

Acquisition of Businesses

On May 24, 2021, the Company’s acquired PRO-DIP, LLC, to complement several of the Company’s growth initiatives (i) to build a health science related IP portfolio, and (ii) deliver wellness and preventative healthcare products to the marketplace. This acquisition was considered an acquisition of a business under ASC 805. From the period from the acquisition date to August 31, 2021, PRO-DIP LLC had revenues of $1,172 and a net loss of $106,706.

On May 28, 2021, the Company and NHL entered into a Share Exchange Agreement (the “ACZ SEA”) by and among the Company and NHL, on the one hand, and Acenzia Inc., Avec8 Holdings Inc., Ambour Holdings Inc., Indrajit Sinha, Grant Bourdeau and Derrick Bourdeau, on the other hand (collectively the “ACZ Shareholders”). On June 24, 2021, pursuant to the terms of the ACZ SEA, the acquisition of Acenzia by NHL closed. On October 22, 2021, the parties (i) set the final Purchase Price, as determined by the Post-Closing Purchase Price Adjustment, at a value of $14,162,795, and (ii) agreed to the issuance of that number of NHL Exchangeable Shares (as defined in the ACZ SEA) exchangeable into 3,622,199 restricted shares of Company common stock at an agreed upon price of $3.91 allotted for the ACZ Shareholders as provided for in the ACZ SEA. The price of the Company’s common stock on the closing date was $2.55; therefore the purchase price for accounting purposes was $9,236,607. The Company acquired Acenzia to complement several of the Company’s growth initiatives (i) to build a health science related IP portfolio, and (ii). acquire ownership interest in licensed and certified manufacturing and packaging facilities of health and wellness related products. This acquisition was considered an acquisition of a business under ASC 805. From the period from the acquisition date to August 31, 2021, Acenzia had revenues of $446,390 and a net loss of $549,666.

A summary of the purchase price allocation for Acenzia and PRO-DIP at fair value is below.

	Acenzia	PRO-DIP
Cash and cash equivalents	$3,738,171	$-
Accounts receivable	808,165	-
Inventory	195,518	9,050
Prepaid expenses and other current assets	3,594	-
Property and equipment	5,687,988	16,355
Intangible assets	6,227,000	455,752
Goodwill	8,726,949	-
Accounts payable and accrued expenses	(1,845,114)	-
Due to related party	(185,614)	-
Note payable	(12,534,593)	(40,320)
Deferred tax liability	(1,536,000)	-
Lease obligation	(49,457)	-
Purchase price	$9,236,607	$440,837

The purchase price was paid as follows:

	Acenzia	PRO-DIP
Cash	$-	$10,000
Issuance of common stock	-	430,837
Common stock to be issued	9,236,607	-
	$9,236,607	$440,837

The following are the unaudited pro forma results of operations for the years ended August 31, 2021 and 2020, as if Acenzia and PRO-DIP had been acquired on September 1, 2019. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do include any anticipated cost savings or other effects of the planned integration of these entities, and are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

	Pro Forma Combined Financials (unaudited)
	Years Ended August 31,
	2021	2020
Sales	$12,860,406	$14,047,859
Cost of goods sold	8,231,486	8,420,513
Gross profit	4,628,920	5,627,346
Operating expenses	10,285,972	14,091,463
Loss from operations	(5,657,052)	(8,464,117)
Net loss	(6,335,783)	(9,421,409)
Loss per share	(0.22)	(0.35)